VOYAGE REVENUES	6 Months Ended
Jun. 30, 2020
VOYAGE REVENUES [Abstract]
VOYAGE REVENUES
3. VOYAGE REVENUES

Our voyage revenues consist of time charter revenues and spot charter revenues with the following split for the six-month periods ended June 30, 2020 and June 30, 2019:

All amounts in USD ‘000	2020	2019
Spot charter revenues	206,242	138,869
Time charter revenues	48,491	15,575
Total Voyage Revenues	254,733	154,444

The future minimum revenues as at June 30, 2020 related to time charter revenues are as follows:

All amounts in USD ‘000	Amount
2020	30,301
2021	7,317
2022	-
Future minimum revenues	37,618

Our voyage contracts have a duration of one year or less and we applied the exemption related to excluding the disclosure of remaining performance obligations.

As of June 30, 2020 and December 31, 2019, the Company has capitalized fulfilment cost of $0.4 million and $1.0 million, respectively.